FINANCE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF FINANCE EXPENSES

	2020	2021	2022
	S$	S$	S$

Interest expenses on:
Bank loan	22,755	19,427	19,560
Related party loan	-	-	1,233
Third party loan	-	2,014	8,486
Convertible loans	81,980	94,966	95,000
Lease liabilities (Note 13)	784	1,289	896
Total	105,519	117,696	125,175